Income Taxes - Rate Reconciliations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Earnings (loss) before income taxes	$ 353	$ (380)	$ (303)
Net (earnings) loss attributable to non-controlling interests not subject to tax	(94)	(33)	2
Adjusted earnings (loss) before income taxes	$ 259	$ (413)	$ (301)
Statutory Canadian federal and provincial income tax rate (%)	23.40%	23.60%	24.50%
Expected income tax expense (recovery)	$ 61	$ (98)	$ (74)
Increase (decrease) in income taxes resulting from:
Differences in effective foreign tax rates	(1)	4	3
Non-deductible expense	130	0	0
Taxable capital gain	18	0	0
Deferred income tax expense (recovery) related to temporary difference on investment in subsidiaries	(2)	0	9
Write-down (reversal of write-down) of unrecognized deferred income tax assets	(24)	134	8
Statutory and other rate differences	(3)	4	(7)
Adjustments in respect of deferred income tax of previous years	6	(4)	(3)
Other	7	5	14
Income tax expense (recovery)	$ 192	$ 45	$ (50)
Effective tax rate (%)	74.00%	(11.00%)	17.00%